Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE DISCLOSURE

The following table shows the past three fiscal years’ total compensation for our named executive officers as set forth in the Summary Compensation Table for each applicable year, the “compensation actually paid” to our named executive officers (as determined under SEC rules), our total shareholder return (“TSR”), and our net income.

SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine Compensation Actually Paid as reported in the Pay Versus Performance Table. Compensation Actually Paid does not necessarily represent cash and/or equity value transferred to the applicable named executive officer without restriction, but rather is a valuation calculated under applicable SEC rules. In general, Compensation Actually Paid is calculated as Summary Compensation Table total compensation adjusted to include the fair market value of equity awards as of December 31, 2024 or, if earlier, the vesting date (rather than the grant date).

Year	Summary Compensation Table Total for PEO (Alexandra MacLean)(1)	Compensation Actually Paid to PEO (Alexandra MacLean)(1) (5)	Summary Compensation Table Total for PEO (Lucy Lu)(2)	Compensation Actually Paid to PEO (Lucy Lu)(2)	Summary Compensation Table Total for PEO (David Jin)(3)	Compensation Actually Paid to PEO (David Jin)(3)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (“NEOs”)(4)	Average Compensation Actually Paid to Non-PEO NEOs(4)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return (“TSR”)	Net Income (Loss) (millions)
2024	$840,100	$728,602	$—	$—	$155,350	$115,870	$155,350	$115,870	0.03	$(11.7)
2023	1,213,200	659,200	—	—	—	—	260,000	76,875	0.18	(10.4)
2022	300,543	300,543	570,859	830,801	—	—	10,668	58,707	1.30	(3.6)

(1)	Dr. MacLean was the Company's PEO starting August 2022.

(2)	Dr. Lu was the Company's PEO through March 2022.

(3)	Mr. Jin was the Company's PEO from March 2022 to August 2022, and remained a Non-PEO NEO through the end of 2022. Mr. Jin received no cash or equity compensation for serving as PEO in 2022.

(4)

For the 2024 fiscal year, our only Non-PEO NEO was David Jin. For the 2023 fiscal year, our only Non-PEO NEO was David Jin. For the 2022 fiscal year, our Non-PEO NEOs were: David Jin after August 2022 and Joseph Vazzano until January 2022. Mr. Jin received no cash or equity compensation for serving as Non-PEO NEO in 2022.

Adjustment To PEO Compensation, Footnote
(5)	The amounts disclosed reflect the adjustments listed in the table below to the amounts reported in the Summary Compensation Table for PEOs and Non-PEO NEOs:

Year	Executive(s)	Less: Grant Date Value of Current Equity Awards	Plus: Value of Current Unvested Awards at Year-End	Plus: Vesting Date Value of Awards that Vested During the Year	Plus: Year-Over-Year Change in Fair Value of Unvested Awards	Plus: Change in Value of Awards Vesting During the Current Year	Dividends on Unvested Awards	Total Adjustments
2024	Alexandra MacLean	$(406,300)	$345,919	$4,482	$(38,070)	$(17,529)	$—	$(111,498)
	David Jin	(155,350)	131,850	1,401	(11,902)	(5,479)	—	(39,480)

Non-PEO NEO Average Total Compensation Amount	$ 155,350	$ 260,000	$ 10,668
Non-PEO NEO Average Compensation Actually Paid Amount	$ 115,870	76,875	58,707
Compensation Actually Paid vs. Total Shareholder Return

Analysis of the Information Presented in the Pay Versus Performance Table

Compensation Actually Paid and Net Income (Loss)

Due to the (1) nature of our Company’s primary focus on research and development of therapies for the treatment of neurologic diseases, our company has not historically utilized net income (loss) as a performance measure for our executive compensation program, and (2) significant turnover in our PEO and non-PEO NEO roles in the period from 2022-2024, accordingly, there is little correlation between the Compensation Actually Paid to our NEOs and our net income (loss).

PEO and Non-PEO NEO Compensation Actually Paid and Company TSR

The following chart sets forth the relationship between Compensation Actually Paid to our PEO(s), the average of Compensation Actually Paid to our Non-PEO NEO(s), and the Company’s TSR over the period covering fiscal years 2022, 2023 and 2024.

(1) Sum of all PEO compensation in 2022.

All information provided above under the “Pay Versus Performance” heading will not be deemed to be incorporated by reference in any filing of our company under the Securities Act of 1933, as amended, whether made before or after the date hereof and irrespective of any general incorporation language in any such filing.

Total Shareholder Return Amount	$ 0.03	0.18	1.3
Net Income (Loss)	(11,700,000)	(10,400,000)	(3,600,000)
PEO 1 [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	840,100	1,213,200	300,543
PEO Actually Paid Compensation Amount	728,602	659,200	300,543
PEO 2 [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	0	0	570,859
PEO Actually Paid Compensation Amount	0	0	830,801
PEO 3 [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	155,350	0	0
PEO Actually Paid Compensation Amount	115,870	$ 0	$ 0
PEO | PEO 1 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(111,498)
PEO | PEO 1 [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(406,300)
PEO | PEO 1 [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	345,919
PEO | PEO 1 [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(38,070)
PEO | PEO 1 [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,482
PEO | PEO 1 [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(17,529)
PEO | PEO 1 [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | PEO 3 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(39,480)
PEO | PEO 3 [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(155,350)
PEO | PEO 3 [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	131,850
PEO | PEO 3 [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,902)
PEO | PEO 3 [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,401
PEO | PEO 3 [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,479)
PEO | PEO 3 [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0